SHARE-BASED COMPENSATION (Details) - USD ($)			1 Months Ended	6 Months Ended
	Jan. 07, 2022	Jan. 16, 2021	May 31, 2025	Jun. 30, 2025	Jun. 30, 2024
SHARE-BASED COMPENSATION
Share options granted				3,424,440	100,000
Exercise price (in USD per share)				$ 1.41	$ 2.67
Employees | Modification of vesting schedules and conditions of share options
SHARE-BASED COMPENSATION
Share options granted	2,060,308
Incremental fair value	$ 2,337,697
2021 Plan
SHARE-BASED COMPENSATION
Aggregate ordinary shares reserved for issuance		2,994,000
Incremental percent of shares		5.00%
2021 Plan | Employees
SHARE-BASED COMPENSATION
Share options granted				3,424,440	100,000
2021 Plan | Employees | Minimum
SHARE-BASED COMPENSATION
Exercise price (in USD per share)				$ 1.14	$ 2.26
2021 Plan | Employees | Maximum
SHARE-BASED COMPENSATION
Exercise price (in USD per share)				$ 1.56	$ 3.07
2021 Plan | Management personnel
SHARE-BASED COMPENSATION
Share options granted			23,893